TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
TAXES PAYABLE
Schedule of taxes payable

	As of December 31,
	2024	2025
	RMB	RMB
VAT payable	19,780	7,697
Enterprise income taxes payable	189,717	151,304
Surtaxes and others	7,890	15,745
	217,387	174,746